BANK BORROWINGS (Details Narrative) ¥ in Millions, $ in Millions								12 Months Ended
	Apr. 23, 2025 USD ($)	May 14, 2021 USD ($) installment	May 14, 2021 HKD ($) installment	Oct. 08, 2020 USD ($) installment	Oct. 08, 2020 HKD ($) installment	Apr. 28, 2020 USD ($) installment	Apr. 28, 2020 HKD ($) installment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Apr. 23, 2025 CNY (¥)	Jun. 24, 2021 USD ($)	Jun. 24, 2021 HKD ($)	May 14, 2021 HKD ($)	Oct. 08, 2020 HKD ($)	Apr. 28, 2020 HKD ($)	Nov. 03, 2017 USD ($)	Nov. 03, 2017 HKD ($)
Short-Term Debt [Line Items]
Proceeds from Issuance of Long-Term Debt								$ 1,245,473	$ 36,808
[custom:DebtInstrumentNumberOfPeriodicPayments] | installment		96	96	96	96	96	96
Principal repayable terms	Principal is repayable on April 22, May 5, May 19, June 23, and July 16, 2026, with interest payable monthly.
Interest expense								46,920	$ 16,559	$ 18,859
Working Capital Facility, Due May 13, 2029 [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 100,000													$ 1.0
Debt Instrument, Interest Rate, Stated Percentage		2.75%													2.75%
Proceeds from Issuance of Long-Term Debt		$ 100,000	$ 1.0
Working Capital Facility, Due November 24, 2028 [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 100,000												$ 1.0
Debt Instrument, Interest Rate, Stated Percentage				2.75%												2.75%
Proceeds from Issuance of Long-Term Debt				$ 100,000	$ 1.0
Working Capital Facility, Due May 17, 2028 [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 500,000											$ 4.0
Debt Instrument, Interest Rate, Stated Percentage						2.75%											2.75%
Proceeds from Issuance of Long-Term Debt						$ 500,000	$ 4.0
Working Capital Facility, No Expiration Date [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 700,000											¥ 5.0	$ 900,000	$ 7.0				$ 800,000	$ 6.0
Debt Instrument, Interest Rate, Stated Percentage													6.25%	6.25%
Debt Instrument, Debt Default, Amount								$ 700,000			¥ 4.8
Working Capital Facility, No Expiration Date [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.80%											2.80%
Working Capital Facility, No Expiration Date [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.90%											2.90%